LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Dec. 28, 2013
LONG-TERM INCENTIVE COMPENSATION
LONG-TERM INCENTIVE COMPENSATION

NOTE 10. LONG-TERM INCENTIVE COMPENSATION

Equity Awards

Stock-Based Compensation

        We maintain various stock option and incentive plans and grant our annual stock-based compensation awards to eligible employees in February and non-employee directors in May. Prior to 2013, these awards were granted to non-employee directors in April. Certain awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are accounted for as fully vested on the date of grant.

        Stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense for the years 2013, 2012, and 2011 were as follows:

(In millions)	2013	2012	2011

Stock-based compensation expense	$32.3	$35.8	$36.4
Tax benefit	10.8	12.5	12.5

        This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income.

        As of December 28, 2013, we had approximately $57 million of unrecognized compensation expense from continuing operations related to unvested stock options, PUs, MSUs, and RSUs. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years for each of these awards.

Stock Options

        Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of our common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Options expire ten years from the date of grant.

        The fair value of our stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options:

        Risk-free interest rate is based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

        Expected stock price volatility represents an average of the implied and historical volatility.

        Expected dividend yield is based on the current annual dividend divided by the 12-month average of our monthly stock price prior to grant.

        Expected option term is determined based on historical experience under our stock option and incentive plans.

        The weighted-average fair value per share of options granted during 2013 was $6.97, compared to $7.08 for 2012, and $9.45 for 2011.

        The underlying weighted-average assumptions used were as follows:

	2013	2012	2011

Risk-free interest rate	1.04%	1.82%	2.22%
Expected stock price volatility	27.17%	32.81%	30.70%
Expected dividend yield	3.40%	3.30%	2.76%
Expected option term	6.2 years	6.0 years	6.2 years

        The following table sets forth stock option information related to our stock option and incentive plans during 2013:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Granted	.8	40.33
Exercised	(1,668.1)	27.01
Forfeited or expired	(1,818.4)	51.19

Outstanding at December 28, 2013	7,891.2	$45.85	4.27	$69.0
Options vested and expected to vest at December 28, 2013	7,608.9	46.30	4.15	64.2
Options exercisable at December 28, 2013	6,230.4	$49.08	3.41	$40.8

        The total intrinsic value of stock options exercised was $26.1 million in 2013, $3.8 million in 2012, and $2.9 million in 2011. Cash received by us from the exercise of these stock options was approximately $44.8 million in 2013, $10.2 million in 2012, and $3.9 million in 2011. The tax benefit associated with these exercised options was $8.5 million in 2013, $1.3 million in 2012, and $.9 million in 2011. The intrinsic value of the stock options is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

Performance Units ("PUs")

        PUs are granted under our stock option and incentive plan to certain of our eligible employees. PUs are payable in shares of our common stock at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the period. Over the performance period, the estimated number of shares of our common stock issuable upon vesting is adjusted upward or downward based upon the probability of achievement of performance objectives. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant.

        We exceeded the target level for certain performance objectives established for the 2010-2012 performance period, which resulted in an overall payout of 117% of target for the PUs granted in 2010. These awards were paid in the first quarter of 2013.

        The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	1,001.2	$35.20
Granted at target	208.5	52.93
Granted for above-target performance (1)	57.5	30.87
Vested	(328.8)	29.71
Forfeited/cancelled	(143.2)	37.78

Unvested at December 28, 2013	795.2	$41.32

(1)
Reflects awards granted in excess of target as a result of our achieving above-target performance for the 2010 - 2012 performance period.

Market-Leveraged Stock Units ("MSUs")

        In 2013, in lieu of stock options and RSUs, we began granting performance-based MSUs, which vest ratably over a four-year period. Although dividend equivalents accrue on MSUs during the vesting period, they are earned and paid only at vesting. The number of MSU shares earned is based upon our absolute total shareholder return at each vesting date and can range from 0% to 200% of the target amount of MSUs subject to vesting. Each of the four vesting periods represents one tranche of MSUs and the fair value of each of these four tranches was determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected volatility assumptions and other assumptions, to estimate the probability of achieving the performance objective established for the award.

        The following table summarizes information related to awarded MSUs:

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	–	$–
Granted at target	346.6	51.40
Vested	–	–
Forfeited/cancelled	(16.5)	51.56

Unvested at December 28, 2013	330.1	$51.40

Restricted Stock Units ("RSUs")

        RSUs granted under our stock option and incentive plan usually vest ratably over a period of three years for non-employee directors and four years for employees provided that directorship or employment continues through the applicable vesting date. If the condition is not met, unvested RSUs are generally forfeited.

        The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	1,352.2	$29.68
Granted	59.9	38.72
Vested	(548.6)	29.06
Forfeited/cancelled	(182.5)	29.77

Unvested at December 28, 2013	681.0	$31.06

Cash Awards

Long-Term Incentive Units

        In 2012, we began granting long-term incentive units ("LTI units") under our long-term incentive unit plan to certain eligible employees. LTI Units are service-based awards that generally vest ratably over a four-year period. The settlement value equals the number of vested LTI units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense related to these awards is amortized on a straight-line basis and the fair value is remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end.

        In 2013, we also began granting cash-based awards in the form of performance and market-leveraged LTI Units to eligible employees. Performance LTI Units are payable in cash at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the performance period. Market-leveraged LTI Units are payable in cash and vest ratably over a period of four years. The number of performance and market-leveraged LTI Units earned at vesting is adjusted upward or downward based upon the probability of achieving the performance objectives established for the respective award and the actual number of units issued can range from 0% to 200% of the target units subject to vesting. The performance and market-leveraged LTI Units are remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end over their respective performance periods. The compensation expense related to performance LTI Units is amortized on a straight-line basis over their respective performance period. The compensation expense related to market-leveraged LTI Units is amortized on a graded-vesting basis over their respective performance periods.

        The compensation expense from continuing operations related to these units was $6.3 million and $1.9 million for the years ended December 28, 2013 and December 29, 2012, respectively. This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. The total recognized tax benefit related to these units was $3.2 million and $.5 million for the years December 28, 2013 and December 29, 2012.